Capital management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital management
35.	Capital management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the liabilities to assets ratio. Total capital is shown as “Equity” in the consolidated statements of financial position, which is also equal to total assets minus total liabilities.
The liabilities to assets ratio at December 31, 2018 and 2019 were as follows:

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Total liabilities	15,112,545	14,775,302

Total assets	33,133,718	34,305,887

Liabilities to assets ratio	45.61%	43.07%